T. ROWE PRICE Spectrum Conservative Allocation Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 1.5%
522 Funding
Series 2019-5A, Class AR, CLO, FRN
3M SOFR + 1.33%, 1.552%, 4/15/35 (1) 770,000 770
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M SOFR + 1.85%, 2.072%, 4/15/35 (1) 440,000 440
AGL
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.15%, 1.267%, 12/2/34 (1) 470,000 469
AGL
Series 2022-17A, Class A, CLO, FRN
3M SOFR + 1.33%, 1.574%, 1/21/35 (1) 590,000 590
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  445,000 440
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  330,000 321
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 250,000 247
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 762,300 760
Ballyrock
Series 2021-1A, Class A1, CLO, FRN
3M USD LIBOR + 1.06%, 1.301%, 4/15/34 (1) 635,000 633
Benefit Street Partners
Series 2015-6BR, Class A, CLO, FRN
3M USD LIBOR + 1.19%, 1.444%, 7/20/34 (1) 720,000 720
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 1.741%, 4/15/29 (1) 280,000 277
Benefit Street Partners XX
Series 2020-20A, Class AR, CLO, FRN
3M USD LIBOR + 1.17%, 1.411%, 7/15/34 (1) 400,000 400
Benefit Street Partners XXV
Series 2021-25A, Class B, CLO, FRN
3M USD LIBOR + 1.70%, 1.943%, 1/15/35 (1) 255,000 255
Capital One Multi-Asset Execution Trust
Series 2005-B3, Class B3, FRN
3M USD LIBOR + 0.55%, 0.789%, 5/15/28  615,000 609
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M SOFR + 1.32%, 1.553%, 4/15/35 (1) 770,000 769

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Carmax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26  735,000 739
Carmax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  1,050,000 1,020
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  260,000 257
Cedar Funding VIII
Series 2017-8A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 1.391%, 10/17/34 (1) 435,000 435
CIFC Funding
Series 2020-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.13%, 1.384%, 10/20/34 (1) 555,000 553
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 1.381%, 7/15/36 (1) 505,000 505
DB Master Finance
Series 2021-1A, Class A2I
2.045%, 11/20/51 (1) 802,988 777
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 276,450 285
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 261,025 260
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 1.341%, 7/17/34 (1) 490,000 490
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  225,000 216
GM Financial Automobile Leasing Trust
Series 2020-3, Class C
1.11%, 10/21/24  250,000 248
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class C
1.31%, 10/15/25 (1) 240,000 237
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 532,125 550
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 238,800 226
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 25,008 25

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 305,000 302
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 330,000 327
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 670,000 670
Kings Park
Series 2021-1A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 1.478%, 1/21/35 (1) 545,000 544
KKR
Series 36A, Class B, CLO, FRN
3M USD LIBOR + 1.70%, 1.814%, 10/15/34 (1) 770,000 761
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M SOFR + 1.29%, 1.449%, 10/15/32 (1) 435,000 434
Magnetite XXV
Series 2020-25A, Class B, CLO, FRN
3M USD LIBOR + 1.55%, 1.808%, 1/25/32 (1) 255,000 255
Morgan Stanley Eaton Vance
Series 2021-1A, Class B, CLO, FRN
3M USD LIBOR + 1.65%, 1.783%, 10/20/34 (1) 375,000 374
Navient Private Education Loan Trust
Series 2017-A, Class A2A
2.88%, 12/16/58 (1) 59,810 60
Navient Private Education Loan Trust
Series 2018-BA, Class A2A
3.61%, 12/15/59 (1) 285,363 291
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 391,843 392
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 271,305 270
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 450,000 444
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 194,775 191
Navient Private Education Refi Loan Trust
Series 2022-A, Class A
2.23%, 7/15/70 (1) 995,000 986
Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M USD LIBOR + 1.13%, 1.378%, 10/19/31 (1) 470,000 468

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 1.238%, 1/20/32 (1) 1,190,000 1,188
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 1.371%, 7/17/35 (1) 370,000 369
Neuberger Berman XVI
Series 2017-16SA, Class AR, CLO, FRN
3M USD LIBOR + 1.04%, 1.281%, 4/15/34 (1) 630,000 627
New Economy Assets Phase 1 Sponsor
Series 2021-1, Class A1
1.91%, 10/20/61 (1) 1,270,000 1,221
OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.12%, 1.374%, 7/20/29 (1) 830,000 827
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.65%, 1.904%, 7/20/29 (1) 475,000 472
OCP
Series 2020-19A, Class AR, CLO, FRN
3M USD LIBOR + 1.15%, 1.404%, 10/20/34 (1) 810,000 809
Octagon Investment Partners
Series 2016-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.18%, 1.439%, 1/24/33 (1) 825,000 827
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 1.251%, 7/17/29 (1) 544,070 543
Palmer Square
Series 2021-2A, Class A, CLO, FRN
3M USD LIBOR + 1.15%, 1.391%, 7/15/34 (1) 600,000 601
Palmer Square
Series 2022-1A, Class A, CLO, FRN
3M SOFR + 1.32%, 1.786%, 4/20/35 (1) 445,000 445
Peace Park
Series 2021-1A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 1.384%, 10/20/34 (1) 1,100,000 1,103
Planet Fitness Master Issuer
Series 2022-1A, Class A2I
3.251%, 12/5/51 (1) 520,000 520
Regatta XIX Funding
Series 2022-1A, Class B, CLO, FRN
3M SOFR + 1.85%, 4/20/35 (1)(2) 395,000 395
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 226,002 224
Santander Drive Auto Receivables Trust
Series 2021-3, Class D
1.33%, 9/15/27  285,000 277

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  285,000 277
Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (1) 715,000 722
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 590,000 574
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 587,050 560
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (1) 102,712 104
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 167,650 168
Sierra Timeshare Receivables Funding
Series 2021-1A, Class B
1.34%, 11/20/37 (1) 298,433 291
SMB Private Education Loan Trust
Series 2015-B, Class A2A
2.98%, 7/15/27 (1) 2,915 3
SMB Private Education Loan Trust
Series 2015-C, Class A3, FRN
1M USD LIBOR + 1.95%, 2.141%, 8/16/32 (1) 555,000 561
SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (1) 57,158 58
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1) 148,813 149
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 471,052 478
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 372,675 381
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 458,489 430
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 490,000 472
Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 1.121%, 4/15/28 (1) 555,974 554

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.334%, 4/20/33 (1) 355,000 355
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M SOFR + 1.85%, 4/22/35 (1)(2) 380,000 380
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M USD LIBOR + 1.06%, 1.314%, 10/20/29 (1) 625,791 625
Total Asset-Backed Securities (Cost $39,122) 38,882
BOND MUTUAL FUNDS 27.2%
T. Rowe Price Dynamic Global Bond Fund - I Class, 3.53% (3)(4) 17,365,918 167,060
T. Rowe Price Inflation Protected Bond Fund - I Class, 2.20% (3)(4) 635 8
T. Rowe Price Institutional Emerging Markets Bond Fund,
5.09% (3)(4) 15,919,327 115,734
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
3.51% (3)(4) 8,760,440 84,713
T. Rowe Price Institutional High Yield Fund - Institutional Class,
5.30% (3)(4) 13,977,778 118,112
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
1.79% (3)(4) 15,819,011 152,970
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 1.66% (3)(4) 6,124,910 32,462
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
2.04% (3)(4) 1,759,829 19,411
Total Bond Mutual Funds (Cost $719,199) 690,470
COMMON STOCKS 34.3%
COMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 0.2%
KT (KRW)  22,576 602
Nippon Telegraph & Telephone (JPY)  133,000 3,822
Telecom Italia (EUR)  1,003,523 417
4,841
Entertainment 0.4%
Cinemark Holdings (5) 9,500 167
Netflix (5) 9,543 3,765
Sea, ADR (5) 23,075 3,360
Spotify Technology (5) 3,874 605
Walt Disney (5) 7,635 1,133

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zynga, Class A (5) 8,798 80
9,110
Interactive Media & Services 2.4%
Alphabet, Class A (5) 1,150 3,106
Alphabet, Class C (5)(6) 13,075 35,274
Bumble, Class A (5) 2,900 74
Meta Platforms, Class A (5) 62,522 13,194
NAVER (KRW)  3,661 976
Pinterest, Class A (5) 30,104 805
Snap, Class A (5) 82,589 3,299
Tencent Holdings (HKD)  34,690 1,872
Vimeo (5) 7,400 96
Z Holdings (JPY)  152,300 746
59,442
Media 0.3%
Advantage Solutions (5) 7,918 62
Advantage Solutions, Warrants, 12/31/26 (5) 2,460 5
Cable One  589 844
Charter Communications, Class A (5) 4,013 2,415
Comcast, Class A  17,717 829
CyberAgent (JPY)  93,400 1,222
Stroeer (EUR)  8,866 669
WPP (GBP)  114,336 1,608
7,654
Wireless Telecommunication Services 0.1%
SoftBank Group (JPY)  13,700 615
T-Mobile U.S. (5) 5,088 627
Vodafone Group, ADR  88,272 1,562
2,804
Total Communication Services 83,851
CONSUMER DISCRETIONARY 4.0%
Auto Components 0.2%
Autoliv, SDR (SEK)  9,000 799
Denso (JPY)  14,100 992
Gentherm (5) 3,560 302
Magna International  24,927 1,851
Stanley Electric (JPY)  27,200 646
Sumitomo Rubber Industries (JPY)  30,700 297
4,887
Automobiles 0.7%
Honda Motor (JPY)  18,600 565

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rivian Automotive, Acquisition Date: 12/23/19 - 7/23/21,
Cost $2,009 (5)(7) 57,575 3,695
Rivian Automotive, Class A (5) 11,865 802
Suzuki Motor (JPY)  22,400 892
Tesla (5) 8,490 7,390
Toyota Motor (JPY)  179,400 3,282
16,626
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions (5) 4,955 647
Clear Secure, Class A (5) 18,325 494
Rover Group, Acquisition Date: 8/2/21, Cost $— (5)(7) 6,383 —
1,141
Hotels, Restaurants & Leisure 0.6%
BJ's Restaurants (5) 9,147 293
Booking Holdings (5) 1,043 2,266
Chipotle Mexican Grill (5) 1,279 1,948
Chuy's Holdings (5) 7,994 261
Compass Group (GBP)  79,763 1,803
Denny's (5) 11,500 182
Dutch Bros, Class A (5) 2,919 141
Fiesta Restaurant Group (5) 19,184 193
Hilton Worldwide Holdings (5) 3,403 507
Marriott International, Class A (5) 560 95
Papa John's International  8,226 879
Red Robin Gourmet Burgers (5) 5,771 101
Red Rock Resorts, Class A  2,000 100
Ruth's Hospitality Group  8,451 210
Starbucks  26,102 2,396
Sweetgreen, Class A (5) 2,338 59
Yum! Brands  39,669 4,863
16,297
Household Durables 0.2%
Cavco Industries (5) 940 256
Lennar, Class A  3,120 280
Panasonic (JPY)  117,000 1,222
Persimmon (GBP)  35,656 1,148
Skyline Champion (5) 7,199 484
Sony Group (JPY)  16,800 1,717
5,107
Internet & Direct Marketing Retail 1.3%
Alibaba Group Holding, ADR (5) 2,407 253
Amazon.com (5)(6) 9,300 28,563
ASOS (GBP) (5) 29,041 761
Big Sky Growth Partners (5) 9,637 95

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Coupang (5) 8,055 214
Deliveroo (GBP) (5) 54,615 93
Delivery Hero (EUR) (5) 3,381 181
DoorDash, Class A (5) 15,359 1,612
Farfetch, Class A (5) 5,700 108
JD.com, Class A (HKD) (5) 1,585 54
RealReal (5) 18,300 163
Rent the Runway, Class A (5) 3,122 19
THG (GBP) (5) 50,409 72
Xometry, Class A (5) 6,092 298
Zalando (EUR) (5) 14,864 984
33,470
Multiline Retail 0.2%
Dollar General  22,316 4,426
Next (GBP)  13,184 1,207
Ollie's Bargain Outlet Holdings (5) 11,433 494
6,127
Specialty Retail 0.3%
Burlington Stores (5) 3,525 796
Carvana (5) 14,524 2,186
Five Below (5) 737 121
Kingfisher (GBP)  421,958 1,721
Monro  8,667 405
Petco Health & Wellness (5) 5,773 101
RH (5) 261 105
Ross Stores  19,788 1,808
TJX  8,249 545
Warby Parker, Class A (5) 14,545 435
8,223
Textiles, Apparel & Luxury Goods 0.4%
Allbirds, Class A (5) 4,091 32
Capri Holdings (5) 8,200 556
Dr. Martens (GBP)  131,357 494
EssilorLuxottica (EUR)  7,161 1,250
Kering (EUR)  1,468 1,018
Lululemon Athletica (5) 5,877 1,880
Moncler (EUR)  19,302 1,159
NIKE, Class B  15,276 2,086
Samsonite International (HKD) (5) 218,100 489
Skechers USA, Class A (5) 7,400 340
9,304
Total Consumer Discretionary 101,182

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 1.8%
Beverages 0.5%
Boston Beer, Class A (5) 2,003 768
Coca-Cola  75,056 4,672
Diageo (GBP)  37,250 1,845
Keurig Dr Pepper  128,639 4,974
Kirin Holdings (JPY)  38,300 637
12,896
Food & Staples Retailing 0.3%
Seven & i Holdings (JPY)  39,900 1,941
Walmart  41,610 5,624
Welcia Holdings (JPY)  17,200 459
8,024
Food Products 0.6%
Barry Callebaut (CHF)  441 1,017
Cal-Maine Foods  7,935 351
Darling Ingredients (5) 7,968 578
Mondelez International, Class A  59,839 3,918
Nestle (CHF)  53,424 6,961
Nomad Foods (5) 13,882 350
Post Holdings (5) 4,644 488
Post Holdings Partnering (5) 6,329 62
TreeHouse Foods (5) 7,048 277
Utz Brands  16,282 248
Wilmar International (SGD)  404,300 1,314
15,564
Household Products 0.1%
Kimberly-Clark  11,734 1,527
Procter & Gamble  13,615 2,123
3,650
Personal Products 0.3%
BellRing Brands, Class A (5) 5,753 147
L'Oreal (EUR)  5,014 1,982
Pola Orbis Holdings (JPY)  12,400 195
Unilever (GBP)  92,937 4,669
6,993
Total Consumer Staples 47,127
ENERGY 0.7%
Energy Equipment & Services 0.1%
Cactus, Class A  4,045 205
Halliburton  8,054 270
Liberty Oilfield Services, Class A (5) 25,046 312

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NexTier Oilfield Solutions (5) 38,214 304
Worley (AUD)  119,645 1,045
2,136
Oil, Gas & Consumable Fuels 0.6%
Chevron  24,128 3,474
ConocoPhillips  4,904 465
Devon Energy  10,243 610
Diamondback Energy  6,267 866
Equinor (NOK)  85,204 2,678
Exxon Mobil  29,585 2,320
Magnolia Oil & Gas, Class A  30,006 671
Shell, ADR  20,333 1,065
TC Energy  9,844 529
TotalEnergies (EUR)  44,106 2,247
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $9 (5)(7)(8) 3 18
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $134 (5)(7)(8) 37 220
15,163
Total Energy 17,299
FINANCIALS 4.8%
Banks 1.7%
Atlantic Capital Bancshares (5) 6,186 200
Australia & New Zealand Banking Group (AUD)  50,856 963
Bank of America  156,078 6,899
BankUnited  15,659 692
BNP Paribas (EUR)  19,900 1,155
Cadence Bank  704 22
Citigroup  26,490 1,569
Close Brothers Group (GBP)  21,790 340
CrossFirst Bankshares (5) 9,849 155
DBS Group Holdings (SGD)  35,867 902
Dime Community Bancshares  8,576 291
DNB Bank (NOK)  106,160 2,377
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $24 (5)(7)(8) 2,412 32
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $12 (5)(7)(8) 1,185 15
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (5)(7)(8) 360 2
East West Bancorp  5,574 488
Equity Bancshares, Class A  5,410 170
Erste Group Bank (EUR)  24,117 857
FB Financial  8,766 390

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
First Bancshares  6,598 233
Five Star Bancorp  3,877 118
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $41 (5)(7)(8) 4,129 15
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (5)(7)(8) 803 —
Heritage Commerce  21,334 254
Home BancShares  16,074 376
ING Groep (EUR)  166,978 1,950
Intesa Sanpaolo (EUR)  289,721 741
JPMorgan Chase  48,882 6,931
Live Oak Bancshares  7,653 489
Lloyds Banking Group (GBP)  1,797,103 1,158
Mitsubishi UFJ Financial Group (JPY)  170,000 1,044
National Bank of Canada (CAD)  28,052 2,249
Origin Bancorp  7,565 349
Pacific Premier Bancorp  9,367 363
Pinnacle Financial Partners  4,946 500
PNC Financial Services Group  4,469 890
Popular  3,722 342
Professional Holding, Class A (5) 4,068 87
Sandy Spring Bancorp  6,945 327
Seacoast Banking  6,188 227
Signature Bank  2,174 750
SouthState  4,454 401
Standard Chartered (GBP)  74,602 532
Sumitomo Mitsui Trust Holdings (JPY)  20,689 735
Svenska Handelsbanken, Class A (SEK)  114,046 1,084
United Overseas Bank (SGD)  74,700 1,660
Webster Financial  5,732 345
Wells Fargo  32,389 1,729
Western Alliance Bancorp  8,330 781
44,179
Capital Markets 1.0%
Bank of New York Mellon  31,074 1,652
Bluescape Opportunities Acquisition (5) 13,492 135
Bridgepoint Group (GBP) (5) 117,553 534
Cboe Global Markets  5,483 643
Charles Schwab  72,142 6,093
CME Group  14,093 3,333
Goldman Sachs Group  7,861 2,683
Julius Baer Group (CHF)  22,082 1,293
Macquarie Group (AUD)  9,037 1,189
Morgan Stanley  310 28
MSCI  696 349

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
P10, Class A (5) 9,198 115
S&P Global  4,376 1,644
State Street  43,975 3,752
StepStone Group, Class A  11,151 385
TMX Group (CAD)  1,700 172
XP, Class A (5) 24,752 801
24,801
Consumer Finance 0.0%
Encore Capital Group (5) 3,962 262
PRA Group (5) 5,897 263
PROG Holdings (5) 8,560 262
787
Diversified Financial Services 0.1%
Challenger (AUD)  99,289 488
Conyers Park III Acquisition (5) 9,327 93
Element Fleet Management (CAD)  126,045 1,237
Equitable Holdings  30,212 987
Mitsubishi HC Capital (JPY)  97,600 508
3,313
Insurance 1.9%
AIA Group (HKD)  59,600 619
American International Group  138,975 8,511
Assurant  4,176 709
AXA (EUR)  99,866 2,702
Axis Capital Holdings  9,632 526
Chubb  42,086 8,570
Definity Financial (CAD) (5) 10,034 218
Direct Line Insurance Group (GBP)  174,022 690
Hanover Insurance Group  3,347 467
Hartford Financial Services Group  58,125 4,039
Manulife Financial (CAD)  56,100 1,137
Marsh & McLennan  3,171 493
MetLife  12,444 841
Munich Re (EUR)  10,669 2,927
PICC Property & Casualty, Class H (HKD)  936,000 988
Ping An Insurance Group, Class H (HKD)  72,000 558
Sampo, Class A (EUR)  40,064 1,890
Selective Insurance Group  9,117 758
Storebrand (NOK)  145,952 1,444
Sun Life Financial (CAD) (9) 41,410 2,178
Tokio Marine Holdings (JPY)  31,400 1,787
Travelers  27,194 4,673
Zurich Insurance Group (CHF)  4,360 2,001
48,726

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Thrifts & Mortgage Finance 0.1%
Blue Foundry Bancorp (5) 5,700 79
Capitol Federal Financial  13,917 152
Essent Group  8,546 378
Housing Development Finance (INR)  32,860 1,038
Kearny Financial  8,123 107
PennyMac Financial Services  9,888 571
2,325
Total Financials 124,131
HEALTH CARE 6.0%
Biotechnology 0.6%
AbbVie  61,660 9,111
Abcam, ADR (5) 4,398 73
ACADIA Pharmaceuticals (5) 2,094 53
Agios Pharmaceuticals (5) 3,748 117
Apellis Pharmaceuticals (5) 6,228 265
Arcutis Biotherapeutics (5) 1,080 19
Argenx, ADR (5) 2,398 690
Ascendis Pharma, ADR (5) 3,814 429
Avidity Biosciences (5) 5,002 85
Blueprint Medicines (5) 3,715 225
Cerevel Therapeutics Holdings (5) 4,824 128
CRISPR Therapeutics (5) 640 39
Flame Biosciences, Acquisition Date: 9/28/20, Cost $20 (5)(7)(8) 3,075 20
G1 Therapeutics (5) 1,642 17
Generation Bio (5) 8,004 41
Genmab (DKK) (5) 1,586 533
Global Blood Therapeutics (5) 6,123 185
Icosavax (5) 3,724 65
IGM Biosciences (5) 1,713 29
Insmed (5) 17,265 413
Intellia Therapeutics (5) 1,937 191
Iovance Biotherapeutics (5) 1,214 19
Karuna Therapeutics (5) 1,084 114
Kodiak Sciences (5) 1,752 15
Kymera Therapeutics (5) 1,652 66
MeiraGTx Holdings (5) 2,103 30
Monte Rosa Therapeutics (5) 3,288 47
Morphic Holding (5) 323 13
Nkarta (5) 3,700 34
Nurix Therapeutics (5) 1,482 24
Prothena (5) 7,278 252
PTC Therapeutics (5) 852 30
Radius Health (5) 5,977 50

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RAPT Therapeutics (5) 3,951 79
Relay Therapeutics (5) 1,098 26
Repare Therapeutics (5) 3,200 51
Replimune Group (5) 1,844 30
Scholar Rock Holding (5) 6,547 114
Seagen (5) 1,656 213
Tenaya Therapeutics (5) 968 11
Turning Point Therapeutics (5) 2,772 88
Ultragenyx Pharmaceutical (5) 5,583 376
Xencor (5) 5,866 184
Zentalis Pharmaceuticals (5) 1,934 96
14,690
Health Care Equipment & Supplies 1.2%
Abbott Laboratories  13,588 1,639
Alcon (CHF)  7,776 601
Align Technology (5) 1,077 551
AtriCure (5) 4,551 316
Becton Dickinson & Company  29,673 8,050
CVRx (5) 2,207 19
DENTSPLY SIRONA  9,342 506
Elekta, Class B (SEK) (9) 68,863 596
ICU Medical (5) 2,147 508
Inari Medical (5) 4,200 369
Intuitive Surgical (5) 14,347 4,165
Koninklijke Philips (EUR)  46,720 1,596
Medtronic  32,113 3,371
Nevro (5) 2,217 159
NuVasive (5) 3,209 174
Outset Medical (5) 5,313 234
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $114 (5)(7)(8) 30,352 31
Penumbra (5) 959 213
PROCEPT BioRobotics (5) 2,284 57
Quidel (5) 4,140 438
Siemens Healthineers (EUR)  25,759 1,653
STERIS  5,308 1,274
Stryker  7,961 2,096
Teleflex  2,155 725
29,341
Health Care Providers & Services 1.5%
Accolade (5) 2,896 52
Alignment Healthcare (5) 12,728 107
Amedisys (5) 1,388 222
Anthem  13,552 6,124
Centene (5) 57,517 4,752
Cigna  9,891 2,352

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
dentalcorp Holdings (CAD) (5)(9) 10,468 123
Fresenius (EUR)  32,939 1,149
Hanger (5) 14,547 264
HCA Healthcare  27,280 6,828
Humana  2,397 1,041
Laboratory Corp. of America Holdings (5) 5,595 1,518
ModivCare (5) 2,345 277
Molina Healthcare (5) 3,747 1,150
Option Care Health (5) 10,807 278
Pennant Group (5) 4,941 80
Privia Health Group (5) 4,139 107
Surgery Partners (5) 4,964 259
U.S. Physical Therapy  2,854 263
UnitedHealth Group  22,057 10,496
37,442
Health Care Technology 0.1%
Certara (5) 2,042 52
Definitive Healthcare (5) 1,945 45
Doximity, Class A (5) 3,580 219
Sophia Genetics (5) 3,762 48
Veeva Systems, Class A (5) 3,322 761
1,125
Life Sciences Tools & Services 0.8%
Adaptive Biotechnologies (5) 2,564 37
Agilent Technologies  4,434 578
Bruker  9,455 665
Danaher  33,032 9,064
Evotec (EUR) (5) 18,985 559
Olink Holding, ADR (5) 6,848 117
PerkinElmer  15,717 2,823
Quanterix (5) 1,315 45
Rapid Micro Biosystems, Class A (5) 5,434 38
Seer (5) 3,518 54
Thermo Fisher Scientific  13,144 7,150
21,130
Pharmaceuticals 1.8%
Arvinas (5) 1,865 121
Astellas Pharma (JPY)  148,600 2,479
AstraZeneca (GBP)  10,764 1,308
AstraZeneca, ADR  163,644 9,963
Bayer (EUR)  30,226 1,746
Bristol-Myers Squibb  45,942 3,155
Catalent (5) 7,286 743
Elanco Animal Health (5) 28,387 806

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Eli Lilly  12,630 3,157
GlaxoSmithKline, ADR  36,181 1,515
Ipsen (EUR)  6,226 724
Johnson & Johnson  21,499 3,538
Merck  1,411 108
Novartis (CHF)  35,633 3,132
Otsuka Holdings (JPY)  27,600 952
Pfizer  10,458 491
Reata Pharmaceuticals, Class A (5) 1,894 62
Roche Holding (CHF)  14,751 5,587
Sanofi (EUR)  34,468 3,603
Zoetis  8,125 1,573
44,763
Total Health Care 148,491
INDUSTRIALS & BUSINESS SERVICES 3.1%
Aerospace & Defense 0.2%
Cadre Holdings  3,233 71
L3Harris Technologies  16,879 4,259
Parsons (5) 3,510 122
Safran (EUR)  9,136 1,161
5,613
Air Freight & Logistics 0.1%
United Parcel Service, Class B  12,227 2,573
2,573
Airlines 0.1%
Delta Air Lines (5) 15,463 617
Sun Country Airlines Holdings (5) 1,899 51
United Airlines Holdings (5) 11,656 518
1,186
Building Products 0.0%
CSW Industrials  1,697 204
Gibraltar Industries (5) 6,802 329
533
Commercial Services & Supplies 0.2%
ADT  23,356 171
Brink's  3,886 272
Cintas  880 330
Copart (5) 4,537 558
Heritage-Crystal Clean (5) 6,194 174
MSA Safety  1,828 254
Rentokil Initial (GBP)  55,255 375
Republic Services  15,119 1,819

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stericycle (5) 4,900 286
Tetra Tech  1,628 258
4,497
Electrical Equipment 0.3%
ABB (CHF)  57,728 1,951
AZZ  9,682 477
Hubbell  5,457 973
Legrand (EUR)  9,946 938
Mitsubishi Electric (JPY)  144,400 1,747
Prysmian (EUR)  37,909 1,248
Shoals Technologies Group, Class A (5) 8,505 134
Thermon Group Holdings (5) 3,810 65
7,533
Industrial Conglomerates 0.9%
DCC (GBP)  11,808 927
General Electric  116,078 11,086
Honeywell International  8,750 1,660
Melrose Industries (GBP)  633,802 1,254
Roper Technologies  3,020 1,354
Siemens (EUR)  38,363 5,405
21,686
Machinery 0.4%
Deere  1,908 687
Enerpac Tool Group  18,060 311
ESCO Technologies  5,402 376
Federal Signal  7,833 283
Fortive  12,804 829
Graco  6,068 437
Helios Technologies  4,746 372
Ingersoll Rand  13,708 692
John Bean Technologies  4,805 545
KION Group (EUR)  18,012 1,444
Knorr-Bremse (EUR)  6,519 575
Marel (ISK)  16,278 93
Meritor (5) 590 21
Mueller Water Products, Class A  22,590 287
RBC Bearings (5) 1,150 223
SMC (JPY)  1,000 597
SPX (5) 7,361 373
THK (JPY)  22,400 515
Toro  3,249 305
8,965

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Marine 0.0%
Matson  1,675 186
186
Professional Services 0.2%
Booz Allen Hamilton Holding  4,746 383
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $36 (5)(7)(8) 1,585 77
Clarivate (5) 27,525 412
Huron Consulting Group (5) 2,800 138
Jacobs Engineering Group  5,429 668
Legalzoom.com (5) 7,410 116
Recruit Holdings (JPY)  32,600 1,376
TechnoPro Holdings (JPY)  43,300 1,257
Teleperformance (EUR)  2,895 1,074
TransUnion  4,685 425
Upwork (5) 9,299 235
6,161
Road & Rail 0.5%
Central Japan Railway (JPY)  6,200 838
CSX  147,816 5,013
Grab Holdings, Class A (5) 17,975 104
Grab Holdings, Class A, Warrants, 12/1/21 (5) 1,643 2
Knight-Swift Transportation Holdings  6,347 346
Landstar System  1,608 248
Norfolk Southern  13,341 3,422
Saia (5) 1,745 501
Union Pacific  10,937 2,690
13,164
Trading Companies & Distributors 0.2%
Air Lease  6,306 263
Ashtead Group (GBP)  25,251 1,641
Bunzl (GBP)  20,737 819
Mitsubishi (JPY)  32,200 1,083
Rush Enterprises, Class A  5,506 286
SiteOne Landscape Supply (5) 4,099 707
Sumitomo (JPY)  70,300 1,147
5,946
Total Industrials & Business Services 78,043
INFORMATION TECHNOLOGY 7.3%
Communications Equipment 0.1%
Infinera (5) 4,000 37
LM Ericsson, Class B (SEK)  175,465 1,614

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Motorola Solutions  6,205 1,368
3,019
Electronic Equipment, Instruments & Components 0.3%
CTS  10,659 404
Hamamatsu Photonics (JPY)  17,700 897
Largan Precision (TWD)  5,000 363
Littelfuse  1,717 443
Murata Manufacturing (JPY)  21,300 1,448
National Instruments  5,385 216
Novanta (5) 5,558 759
Omron (JPY)  10,000 681
PAR Technology (5) 8,344 350
TE Connectivity  3,431 489
Teledyne Technologies (5) 2,023 869
6,919
IT Services 1.2%
Accenture, Class A  4,959 1,567
Affirm Holdings (5) 8,852 370
Amadeus IT Group, Class A (EUR) (5) 11,880 784
ANT International, Class C, Acquisition Date: 6/7/18, Cost $481 (5)
(7)(8) 126,309 462
Block (5) 10,837 1,382
Cognizant Technology Solutions, Class A  22,333 1,924
Euronet Worldwide (5) 2,902 372
Fiserv (5) 24,895 2,431
Kratos Defense & Security Solutions (5) 9,574 200
Mastercard, Class A  15,952 5,756
MongoDB (5) 4,020 1,536
NTT Data (JPY)  125,100 2,376
Payoneer Global (5) 31,400 151
PayPal Holdings (5) 15,025 1,682
Repay Holdings (5) 8,131 140
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $9 (5)(7)(8) 204 24
Shift4 Payments, Class A (5) 2,100 111
Shopify, Class A (5) 1,629 1,131
Snowflake, Class A (5) 1,874 498
Themis Solutions, Acquisition Date: 4/14/21, Cost $21 (5)(7)(8) 960 23
Toast, Class A (5) 28,110 577
Twilio, Class A (5) 1,498 262
Visa, Class A  33,809 7,307
31,066
Semiconductors & Semiconductor Equipment 1.9%
Advanced Micro Devices (5) 36,401 4,490
ASML Holding (EUR)  4,865 3,255

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ASML Holding  3,578 2,385
Broadcom  4,300 2,526
Entegris  8,008 1,045
KLA  3,765 1,312
Lattice Semiconductor (5) 17,214 1,078
Marvell Technology  17,395 1,188
Micron Technology  33,350 2,963
Monolithic Power Systems  2,201 1,009
NVIDIA  35,037 8,544
NXP Semiconductors  10,293 1,957
QUALCOMM  31,633 5,440
Renesas Electronics (JPY) (5) 57,200 674
Semtech (5) 2,290 159
Taiwan Semiconductor Manufacturing (TWD)  229,719 4,939
Taiwan Semiconductor Manufacturing, ADR  8,610 921
Texas Instruments  7,381 1,255
Tokyo Electron (JPY)  3,400 1,669
46,809
Software 2.8%
Amplitude, Class A (5) 4,100 88
Atlassian, Class A (5) 4,772 1,459
Bill.com Holdings (5) 7,579 1,803
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $283 (5)(7)(8) 166 227
Ceridian HCM Holding (5) 6,163 449
Clearwater Analytics Holdings, Class A (5) 4,139 82
Confluent, Class A (5) 7,450 319
Coupa Software (5) 1,616 196
Crowdstrike Holdings, Class A (5) 1,619 316
Datadog, Class A (5) 4,764 767
Descartes Systems Group (5) 10,985 783
DocuSign (5) 6,316 748
DoubleVerify Holdings (5) 8,411 233
Five9 (5) 1,412 155
ForgeRock, Class A (5) 1,837 27
Fortinet (5) 5,610 1,933
Gusto, Acquisition Date: 10/4/21, Cost $90 (5)(7)(8) 3,136 90
HashiCorp, Class A (5) 1,984 100
Intuit  9,703 4,603
Manhattan Associates (5) 2,256 302
Microsoft (6) 143,267 42,807
nCino (5) 5,015 230
Paycom Software (5) 1,349 458
Paycor HCM (5) 9,267 260
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $2 (5)(7)(8) 1,715 1
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $— (5)(7)(8) 245 —

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SAP (EUR)  14,883 1,679
ServiceNow (5) 11,150 6,466
Socure, Acquisition Date: 12/22/21, Cost $16 (5)(7)(8) 1,018 16
SS&C Technologies Holdings  10,047 753
Synopsys (5) 8,782 2,743
Workiva (5) 2,982 314
Zoom Video Communications, Class A (5) 6,477 859
71,266
Technology Hardware, Storage & Peripherals 1.0%
Apple (6) 138,441 22,859
Samsung Electronics (KRW)  47,724 2,876
25,735
Total Information Technology 184,814
MATERIALS 1.1%
Chemicals 0.6%
Air Liquide (EUR)  8,510 1,414
Akzo Nobel (EUR)  13,455 1,280
Asahi Kasei (JPY)  105,100 986
BASF (EUR)  17,273 1,150
Covestro (EUR)  17,333 917
Element Solutions  38,582 948
International Flavors & Fragrances  17,417 2,316
Johnson Matthey (GBP)  38,435 966
Linde  8,771 2,572
Minerals Technologies  4,670 327
Nutrien  7,158 616
Quaker Chemical  1,595 296
Sherwin-Williams  567 149
Tosoh (JPY)  10,700 166
Umicore (EUR)  18,452 755
14,858
Construction Materials 0.0%
Martin Marietta Materials  1,580 600
600
Containers & Packaging 0.1%
Amcor, CDI (AUD)  68,422 788
Packaging Corp. of America  3,758 553
Ranpak Holdings (5) 3,687 89
Westrock  40,707 1,843
3,273
Metals & Mining 0.3%
Antofagasta (GBP)  67,788 1,373

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BHP Group (AUD)  19,281 658
BHP Group (GBP) (9) 50,448 1,705
Constellium (5) 28,428 552
ERO Copper (CAD) (5) 8,027 115
Franco-Nevada (CAD)  1,411 208
Haynes International  5,257 192
IGO (AUD)  273,325 2,193
Rio Tinto (AUD)  6,624 571
South32 (AUD)  315,279 1,107
8,674
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  70,486 1,342
West Fraser Timber (CAD)  3,086 308
1,650
Total Materials 29,055
MISCELLANEOUS 0.0%
Miscellaneous 0.0%
KKR Acquisition Holdings I (5) 14,993 148
Total Miscellaneous 148
REAL ESTATE 0.6%
Equity Real Estate Investment Trusts 0.5%
Alexandria Real Estate Equities, REIT  2,930 555
American Campus Communities, REIT  9,016 485
Community Healthcare Trust, REIT  4,054 169
CubeSmart, REIT  9,757 470
DigitalBridge Group, REIT (5) 29,152 211
EastGroup Properties, REIT  5,226 997
Equinix, REIT  751 533
Equity LifeStyle Properties, REIT  9,040 675
First Industrial Realty Trust, REIT  4,588 264
Flagship Communities REIT  3,683 68
Great Portland Estates (GBP)  96,666 874
Prologis, REIT  34,417 5,020
PS Business Parks, REIT  3,947 629
Rexford Industrial Realty, REIT  8,572 601
Scentre Group (AUD)  413,607 919
Terreno Realty, REIT  3,000 206
Weyerhaeuser, REIT  1,156 45
12,721
Real Estate Management & Development 0.1%
Altus Group (CAD)  2,000 77
FirstService  6,307 897

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mitsui Fudosan (JPY)  74,000 1,647
Opendoor Technologies, Class A (5) 31,090 260
Tricon Residential  7,773 116
2,997
Total Real Estate 15,718
UTILITIES 1.5%
Electric Utilities 0.8%
American Electric Power  22,571 2,046
Entergy  3,405 358
IDACORP  4,326 450
MGE Energy  1,846 133
NextEra Energy  71,685 5,611
PG&E (5) 207,417 2,358
Southern  95,139 6,162
Xcel Energy  57,800 3,892
21,010
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  114,000 390
Chesapeake Utilities  3,967 527
ONE Gas  7,159 595
Southwest Gas Holdings  8,366 593
2,105
Independent Power & Renewable Electricity Producers 0.0%
Electric Power Development (JPY)  34,900 554
NextEra Energy Partners  4,238 330
884
Multi-Utilities 0.6%
CMS Energy  11,652 746
Dominion Energy  41,177 3,275
DTE Energy  9,040 1,099
Engie (EUR)  144,545 2,303
National Grid (GBP)  106,554 1,611
NiSource  61,294 1,773
Sempra Energy  33,185 4,786
15,593
Water Utilities 0.0%
California Water Service Group  4,381 250
Middlesex Water  2,363 236

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SJW Group  4,630 302
788
Total Utilities 40,380
Total Miscellaneous Common Stocks  0.0% (10) 105
Total Common Stocks (Cost $539,556) 870,344
CONVERTIBLE PREFERRED STOCKS 0.2%
CONSUMER DISCRETIONARY 0.1%
Hotels, Restaurants & Leisure 0.1%
Cava Group, Series E, Acquisition Date: 6/23/20 - 3/26/21,
Cost $157 (5)(7)(8) 6,334 370
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $104 (5)(7)
(8) 2,763 162
532
Internet & Direct Marketing Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $85 (5)(7)(8) 14,624 85
85
Total Consumer Discretionary 617
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $100 (5)(7)(8) 5,409 336
Total Consumer Staples 336
FINANCIALS 0.0%
Banks 0.0%
CRB Group, Acquisition Date: 1/28/22, Cost $73 (5)(7)(8) 699 73
Total Financials 73
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $41 (5)(7)(8) 14,745 120
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $63 (5)(7)(8) 7,833 63
183
Health Care Equipment & Supplies 0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $45 (5)(7)(8) 44,249 45
45

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services 0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $84 (5)(7)(8) 34,928 110
110
Life Sciences Tools & Services 0.0%
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $46 (5)(7)(8) 5,249 46
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $61 (5)(7)(8) 4,451 271
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $92 (5)(7)(8) 2,075 126
443
Total Health Care 781
INDUSTRIALS & BUSINESS SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $47 (5)(7)(8) 1,042 71
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $93 (5)(7)(8) 16,618 93
164
Air Freight & Logistics 0.0%
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $44 (5)(7)(8) 3,599 92
92
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $46 (5)(7)(8) 2,189 46
46
Professional Services 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $31 (5)(7)(8) 2,328 113
Checkr, Series D, Acquisition Date: 9/6/19, Cost $99 (5)(7)(8) 3,266 158
271
Road & Rail 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $68 (5)(7)(8) 9,621 159
Convoy, Series D, Acquisition Date: 10/30/19, Cost $85 (5)(7)(8) 6,236 103
262
Total Industrials & Business Services 835
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $— (5)
(7)(8) 3 —
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $40 (5)(7)
(8) 1,534 183
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $8 (5)(7)(8) 75 9

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $5 (5)(7)(8) 220 5
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $1 (5)(7)(8) 20 —
Themis Solutions, Series B, Acquisition Date: 4/14/21, Cost $1 (5)
(7)(8) 20 1
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $61 (5)(7)(8) 2,730 66
264
Software 0.1%
Canva Series A, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $17 (5)(7)(8) 10 14
Databricks, Series G, Acquisition Date: 2/1/21, Cost $94 (5)(7)(8) 527 116
Databricks, Series H, Acquisition Date: 8/31/21, Cost $261 (5)(7)
(8) 1,184 261
Gusto, Series E, Acquisition Date: 7/13/21, Cost $132 (5)(7)(8) 4,351 132
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $36 (5)(7)(8) 2,473 36
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21, Cost $102 (5)
(7)(8) 7,799 162
Nuro, Series D, Acquisition Date: 10/29/21, Cost $44 (5)(7)(8) 2,102 44
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $43 (5)(7)(8) 2,838 50
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $58 (5)(7)(8) 9,270 116
Seismic Software, Series F, Acquisition Date: 9/25/20, Cost $6 (5)
(7)(8) 705 9
Socure, Series A, Acquisition Date: 12/22/21, Cost $20 (5)(7)(8) 1,237 20
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $16 (5)(7)(8) 1,015 16
Socure, Series B, Acquisition Date: 12/22/21, Cost $— (5)(7)(8) 18 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $38 (5)(7)(8) 2,353 38
1,014
Total Information Technology 1,278
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $56 (5)(7)(8) 1,182 61
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $79 (5)(7)(8) 1,910 79
140
Metals & Mining 0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22, Cost $48 (5)
(7)(8) 1,739 48
48
Total Materials 188

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UTILITIES 0.0%
Independent Power & Renewable Electricity Producer 0.0%
AES, 6.875%, 2/15/24  3,652 314
Total Utilities 314
Total Convertible Preferred Stocks (Cost $2,995) 4,422
CORPORATE BONDS 5.6%
AbbVie, 2.95%, 11/21/26  400,000 405
AbbVie, 3.20%, 11/21/29  765,000 770
AbbVie, 4.05%, 11/21/39  260,000 273
AbbVie, 4.25%, 11/21/49  380,000 403
AbbVie, 4.70%, 5/14/45  600,000 664
AbbVie, 4.875%, 11/14/48  870,000 998
AerCap Ireland Capital, 2.45%, 10/29/26  460,000 441
AerCap Ireland Capital, 3.00%, 10/29/28  230,000 222
AerCap Ireland Capital, 3.30%, 1/30/32  245,000 232
AerCap Ireland Capital, 3.50%, 5/26/22  150,000 151
AerCap Ireland Capital, 3.50%, 1/15/25  150,000 152
AerCap Ireland Capital, 4.875%, 1/16/24  355,000 369
AerCap Ireland Capital, 6.50%, 7/15/25  150,000 165
AIA Group, 3.90%, 4/6/28 (1)(9) 765,000 814
Aker, 2.875%, 1/15/26 (1) 150,000 151
Alexandria Real Estate Equities, 3.95%, 1/15/27  455,000 484
Alexandria Real Estate Equities, 3.95%, 1/15/28  655,000 696
Alexandria Real Estate Equities, 4.70%, 7/1/30  105,000 117
American Campus Communities Operating Partnership, 2.85%,
2/1/30  770,000 751
American Campus Communities Operating Partnership, 3.30%,
7/15/26  315,000 324
American Campus Communities Operating Partnership, 3.625%,
11/15/27  265,000 274
American Tower, 2.30%, 9/15/31  270,000 245
American Tower, 2.95%, 1/15/51  315,000 258
Anglo American Capital, 4.125%, 9/27/22 (1) 465,000 473
Anheuser-Busch InBev Worldwide, 4.439%, 10/6/48  185,000 198
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50  1,275,000 1,401
Apple, 2.40%, 8/20/50  125,000 106
APT Pipelines, 4.25%, 7/15/27 (1) 288,000 305
Arrow Electronics, 4.00%, 4/1/25  510,000 530
Astrazeneca Finance, 1.75%, 5/28/28  370,000 353
Astrazeneca Finance, 2.25%, 5/28/31  120,000 115
AT&T, 1.65%, 2/1/28  150,000 141
AT&T, 2.25%, 2/1/32  420,000 386

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AT&T, 2.30%, 6/1/27  425,000 419
AT&T, 2.75%, 6/1/31  920,000 893
AT&T, 4.30%, 2/15/30  290,000 316
AT&T, 4.35%, 3/1/29  260,000 282
Ausgrid Finance, 3.85%, 5/1/23 (1) 285,000 290
Ausgrid Finance, 4.35%, 8/1/28 (1) 440,000 471
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 615,000 628
Avolon Holdings Funding, 4.25%, 4/15/26 (1) 825,000 842
Banco Santander, 3.49%, 5/28/30  200,000 200
Banco Santander, VR, 1.722%, 9/14/27 (11) 800,000 752
Bank of America, 3.248%, 10/21/27  2,120,000 2,167
Bank of America, VR, 1.898%, 7/23/31 (11) 2,225,000 2,013
Bank of America, VR, 2.496%, 2/13/31 (11) 450,000 428
Bank of America, VR, 2.592%, 4/29/31 (11) 600,000 575
Bank of America, VR, 2.972%, 2/4/33 (11) 790,000 774
Bank of America, VR, 3.419%, 12/20/28 (11) 175,000 179
Bank of America, VR, 3.559%, 4/23/27 (11) 1,195,000 1,227
Bank of America, VR, 4.271%, 7/23/29 (11) 875,000 933
Barclays, VR, 2.279%, 11/24/27 (11) 275,000 266
Barclays, VR, 2.852%, 5/7/26 (11) 685,000 684
Barclays, VR, 3.932%, 5/7/25 (11) 1,010,000 1,037
BAT Capital, 3.557%, 8/15/27  1,280,000 1,288
BAT International Finance, 1.668%, 3/25/26  175,000 166
Baxter International, 2.272%, 12/1/28 (1) 305,000 294
Baxter International, 2.539%, 2/1/32 (1) 425,000 407
Becton Dickinson & Company, 1.957%, 2/11/31  535,000 487
Becton Dickinson & Company, 2.823%, 5/20/30  325,000 320
Becton Dickinson & Company, 3.70%, 6/6/27  1,079,000 1,132
Becton Dickinson & Company, 3.734%, 12/15/24  89,000 92
Becton Dickinson & Company, 3.794%, 5/20/50  390,000 386
Becton Dickinson & Company, 4.669%, 6/6/47  915,000 1,020
BNP Paribas, VR, 1.323%, 1/13/27 (1)(11) 780,000 736
BNP Paribas, VR, 2.159%, 9/15/29 (1)(11) 295,000 273
BNP Paribas, VR, 2.591%, 1/20/28 (1)(11) 635,000 616
Boardwalk Pipelines, 3.40%, 2/15/31  365,000 357
Boardwalk Pipelines, 4.45%, 7/15/27  175,000 185
Boardwalk Pipelines, 4.95%, 12/15/24  415,000 438
Boardwalk Pipelines, 5.95%, 6/1/26  430,000 478
Booking Holdings, 4.625%, 4/13/30  235,000 263
Boral Finance, 3.00%, 11/1/22 (1)(9) 70,000 70
Boral Finance, 3.75%, 5/1/28 (1) 915,000 954
Brixmor Operating Partnership, 4.05%, 7/1/30  260,000 272
Brixmor Operating Partnership, 4.125%, 5/15/29  940,000 995
Cameron LNG, 2.902%, 7/15/31 (1) 35,000 34
Cameron LNG, 3.302%, 1/15/35 (1) 190,000 187
Cameron LNG, 3.701%, 1/15/39 (1) 145,000 145

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Canadian Pacific Railway, 3.10%, 12/2/51  330,000 297
Capital One Financial, 3.65%, 5/11/27  875,000 907
Capital One Financial, 3.75%, 3/9/27  210,000 219
Capital One Financial, VR, 2.359%, 7/29/32 (11) 1,370,000 1,226
Cardinal Health, 4.50%, 11/15/44  95,000 99
Cardinal Health, 4.90%, 9/15/45  100,000 109
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (1) 1,100,000 1,111
Charter Communications Operating, 2.25%, 1/15/29  305,000 283
Charter Communications Operating, 2.30%, 2/1/32  330,000 292
Charter Communications Operating, 2.80%, 4/1/31  1,055,000 984
Charter Communications Operating, 3.75%, 2/15/28  1,015,000 1,039
Charter Communications Operating, 4.20%, 3/15/28  425,000 445
Charter Communications Operating, 4.80%, 3/1/50  145,000 142
Charter Communications Operating, 5.125%, 7/1/49  175,000 178
Charter Communications Operating, 5.75%, 4/1/48  35,000 39
Charter Communications Operating, 6.484%, 10/23/45  110,000 132
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29  445,000 452
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  135,000 147
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24  285,000 308
Cigna, 3.40%, 3/1/27  85,000 88
Citigroup, VR, 3.057%, 1/25/33 (11) 540,000 532
Citigroup, VR, 3.106%, 4/8/26 (11) 500,000 507
Citigroup, Series VAR, VR, 3.07%, 2/24/28 (11) 530,000 533
CNO Financial Group, 5.25%, 5/30/25  187,000 199
Comcast, 2.887%, 11/1/51 (1) 920,000 795
Comcast, 3.25%, 11/1/39  360,000 347
Crown Castle International, 2.25%, 1/15/31  810,000 740
Crown Castle International, 4.45%, 2/15/26  780,000 829
Crown Castle Towers, 3.663%, 5/15/25 (1) 695,000 711
CVS Health, 1.875%, 2/28/31  330,000 300
CVS Health, 2.70%, 8/21/40  95,000 82
CVS Health, 4.25%, 4/1/50  275,000 294
CVS Health, 4.30%, 3/25/28  346,000 373
CVS Health, 5.05%, 3/25/48  2,165,000 2,518
Daimler Finance North America, 2.45%, 3/2/31 (1) 210,000 200
Danske Bank, 3.875%, 9/12/23 (1) 5,000 5
Danske Bank, 5.375%, 1/12/24 (1) 320,000 337
Danske Bank, VR, 3.244%, 12/20/25 (1)(11) 685,000 693
Diamondback Energy, 3.25%, 12/1/26  515,000 523
Discover Financial Services, 4.10%, 2/9/27  645,000 675
Ecolab, 4.80%, 3/24/30  45,000 52
Edison International, 4.95%, 4/15/25  30,000 32
Eli Lilly, 2.25%, 5/15/50  10,000 8
Energy Transfer, 2.90%, 5/15/25  175,000 176
Energy Transfer, 4.20%, 4/15/27  880,000 912
Energy Transfer, 4.50%, 4/15/24  120,000 125

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Energy Transfer, 4.95%, 6/15/28  180,000 194
Energy Transfer, 5.00%, 5/15/50  535,000 552
Energy Transfer, 5.25%, 4/15/29  265,000 290
Energy Transfer, 5.50%, 6/1/27  80,000 88
Energy Transfer, 5.875%, 1/15/24  320,000 337
Energy Transfer, 6.00%, 6/15/48  345,000 385
Energy Transfer, 6.25%, 4/15/49  135,000 157
Eni, Series X-R, 4.75%, 9/12/28 (1) 595,000 651
Equitable Holdings, 4.35%, 4/20/28  1,145,000 1,226
Essex Portfolio, 3.625%, 5/1/27  580,000 607
Extra Space Storage, 2.35%, 3/15/32  660,000 607
Falabella, 4.375%, 1/27/25  1,100,000 1,145
General Motors Financial, 4.00%, 10/6/26  225,000 234
General Motors Financial, 4.30%, 7/13/25  465,000 485
General Motors Financial, 4.35%, 4/9/25  489,000 511
General Motors Financial, 5.10%, 1/17/24  105,000 110
GLP Capital, 3.35%, 9/1/24  120,000 122
Goldman Sachs Group, 3.50%, 11/16/26  540,000 553
Goldman Sachs Group, VR, 1.542%, 9/10/27 (11) 515,000 485
Goldman Sachs Group, VR, 2.615%, 4/22/32 (11) 2,925,000 2,758
Goldman Sachs Group, VR, 3.102%, 2/24/33 (11) 640,000 627
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 45,000 45
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 145,000 143
Gray Oak Pipeline, 3.45%, 10/15/27 (1) 60,000 60
Hasbro, 3.55%, 11/19/26  240,000 248
Healthcare Realty Trust, 2.05%, 3/15/31  190,000 173
Healthcare Realty Trust, 3.625%, 1/15/28  575,000 591
Highwoods Realty, 3.05%, 2/15/30  685,000 671
Highwoods Realty, 4.125%, 3/15/28  570,000 597
Home Depot, 2.375%, 3/15/51  135,000 111
HSBC Holdings, 3.90%, 5/25/26  415,000 431
HSBC Holdings, VR, 1.645%, 4/18/26 (11) 205,000 198
HSBC Holdings, VR, 2.099%, 6/4/26 (11) 570,000 556
Humana, 2.15%, 2/3/32  180,000 166
Humana, 4.875%, 4/1/30  392,000 440
Hyundai Capital America, 1.80%, 10/15/25 (1) 250,000 242
Hyundai Capital America, 2.10%, 9/15/28 (1) 405,000 376
ING Groep, VR, 1.726%, 4/1/27 (11) 225,000 215
Intercontinental Exchange, 1.85%, 9/15/32  275,000 245
Intercontinental Exchange, 2.10%, 6/15/30  1,425,000 1,341
JPMorgan Chase, VR, 1.578%, 4/22/27 (11) 1,045,000 999
JPMorgan Chase, VR, 1.953%, 2/4/32 (11) 1,045,000 950
JPMorgan Chase, VR, 2.182%, 6/1/28 (11) 680,000 658
JPMorgan Chase, VR, 2.522%, 4/22/31 (11) 1,250,000 1,201
JPMorgan Chase, VR, 2.739%, 10/15/30 (11) 415,000 405
JPMorgan Chase, VR, 2.947%, 2/24/28 (11) 525,000 527

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Chase, VR, 2.956%, 5/13/31 (11) 1,695,000 1,646
JPMorgan Chase, VR, 2.963%, 1/25/33 (11) 365,000 360
JPMorgan Chase, VR, 3.54%, 5/1/28 (11) 275,000 284
Kookmin Bank, 4.50%, 2/1/29  650,000 704
Las Vegas Sands, 3.20%, 8/8/24  90,000 89
Las Vegas Sands, 3.50%, 8/18/26  210,000 203
LSEGA Financing, 2.00%, 4/6/28 (1) 1,050,000 1,001
LSEGA Financing, 2.50%, 4/6/31 (1) 375,000 358
LSEGA Financing, 3.20%, 4/6/41 (1) 200,000 189
Marsh & McLennan, 2.25%, 11/15/30  185,000 174
Micron Technology, 4.185%, 2/15/27  150,000 158
Micron Technology, 5.327%, 2/6/29  226,000 251
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 485,000 512
Morgan Stanley, 3.625%, 1/20/27  770,000 802
Morgan Stanley, VR, 1.593%, 5/4/27 (11) 1,240,000 1,184
Morgan Stanley, VR, 1.928%, 4/28/32 (11) 980,000 881
Morgan Stanley, VR, 2.943%, 1/21/33 (11) 225,000 220
Morgan Stanley, VR, 3.217%, 4/22/42 (11) 145,000 138
Morgan Stanley, VR, 4.431%, 1/23/30 (11) 185,000 199
Nationwide Building Society, VR, 2.972%, 2/16/28 (1)(11) 370,000 368
Netflix, 4.625%, 5/15/29 (EUR)  655,000 837
NextEra Energy Capital Holdings, 2.44%, 1/15/32  535,000 499
NextEra Energy Capital Holdings, 3.00%, 1/15/52  495,000 428
NiSource, 1.70%, 2/15/31  315,000 276
NiSource, 3.60%, 5/1/30  365,000 370
NRG Energy, 4.45%, 6/15/29 (1) 260,000 271
NTT Finance, 1.591%, 4/3/28 (1) 625,000 588
NTT Finance, 2.065%, 4/3/31 (1) 200,000 189
NXP, 2.70%, 5/1/25 (1) 50,000 50
NXP, 3.15%, 5/1/27 (1) 95,000 96
NXP, 5.35%, 3/1/26 (1) 205,000 225
Oracle, 2.30%, 3/25/28  305,000 290
Pacific Gas & Electric, 2.10%, 8/1/27  220,000 204
Pacific Gas & Electric, 2.50%, 2/1/31  445,000 395
Pacific Gas & Electric, 4.55%, 7/1/30  400,000 409
PerkinElmer, 1.90%, 9/15/28  350,000 329
PerkinElmer, 2.25%, 9/15/31  190,000 174
PerkinElmer, 3.30%, 9/15/29  195,000 195
Perrigo Finance Unlimited, 3.90%, 6/15/30  675,000 608
Perrigo Finance Unlimited, 4.375%, 3/15/26  255,000 252
Realty Income, 3.10%, 12/15/29  450,000 453
Realty Income, 3.95%, 8/15/27  669,000 709
Regency Centers, 3.70%, 6/15/30  385,000 402
Reliance Industries, 3.667%, 11/30/27  575,000 596
Reynolds American, 4.45%, 6/12/25  710,000 742
Ross Stores, 1.875%, 4/15/31  410,000 371

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sabine Pass Liquefaction, 4.50%, 5/15/30  95,000 102
Sabine Pass Liquefaction, 5.00%, 3/15/27  1,105,000 1,199
Sabine Pass Liquefaction, 5.75%, 5/15/24  200,000 213
Sabine Pass Liquefaction, 5.875%, 6/30/26  629,000 698
Santander Holdings USA, VR, 2.49%, 1/6/28 (11) 325,000 316
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (11) 1,205,000 1,148
SBA Tower Trust, 1.84%, 10/15/51 (1) 560,000 541
SBA Tower Trust, 2.328%, 1/15/28 (1) 150,000 144
SBA Tower Trust, 2.593%, 10/15/56 (1) 455,000 451
Shinhan Bank, 4.00%, 4/23/29  500,000 531
Siemens Financieringsmaatschappij, 1.70%, 3/11/28 (1) 250,000 237
Siemens Financieringsmaatschappij, 2.15%, 3/11/31 (1) 660,000 625
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 520,000 531
Standard Chartered, VR, 1.456%, 1/14/27 (1)(11) 275,000 257
Standard Chartered, VR, 2.608%, 1/12/28 (1)(11) 1,185,000 1,147
Standard Chartered, VR, 2.819%, 1/30/26 (1)(11) 200,000 199
Standard Chartered, VR, 4.644%, 4/1/31 (1)(11) 450,000 481
T-Mobile USA, 2.05%, 2/15/28  260,000 247
T-Mobile USA, 2.25%, 11/15/31  1,075,000 968
T-Mobile USA, 3.75%, 4/15/27  1,260,000 1,309
Tengizchevroil Finance International, 4.00%, 8/15/26  700,000 696
Transcontinental Gas Pipe Line, 3.25%, 5/15/30  100,000 100
Transcontinental Gas Pipe Line, 4.00%, 3/15/28  430,000 453
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  50,000 54
Transurban Finance, 2.45%, 3/16/31 (1) 270,000 254
Transurban Finance, 3.375%, 3/22/27 (1)(9) 145,000 148
UBS Group, VR, 2.746%, 2/11/33 (1)(11) 805,000 768
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  93,558 93
United Airlines PTT, Series 2019-2, Class A, Class A, 2.90%,
5/1/28  144,163 138
UnitedHealth Group, 2.00%, 5/15/30  1,235,000 1,165
Verizon Communications, 1.75%, 1/20/31  1,060,000 946
Verizon Communications, 2.10%, 3/22/28  315,000 303
Verizon Communications, 2.55%, 3/21/31  485,000 462
Verizon Communications, 2.65%, 11/20/40  440,000 381
Verizon Communications, 2.875%, 11/20/50  495,000 414
Verizon Communications, 2.987%, 10/30/56  880,000 749
Verizon Communications, 4.329%, 9/21/28  855,000 930
Verizon Communications, 4.75%, 11/1/41  155,000 175
Verizon Communications, 4.862%, 8/21/46  100,000 118
Visa, 2.00%, 8/15/50  295,000 234
Vistra Operations, 3.55%, 7/15/24 (1) 870,000 875
Vodafone Group, 4.375%, 5/30/28  255,000 276
Vodafone Group, 4.875%, 6/19/49  615,000 677
Vodafone Group, 5.25%, 5/30/48  915,000 1,042
Volkswagen Bank, 2.50%, 7/31/26 (EUR)  400,000 473

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Volkswagen Group of America Finance, 1.625%, 11/24/27 (1) 200,000 188
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 970,000 988
Waste Connections, 2.20%, 1/15/32  355,000 330
Wells Fargo, 4.30%, 7/22/27  370,000 395
Wells Fargo, VR, 2.393%, 6/2/28 (11) 2,740,000 2,682
Wells Fargo, VR, 2.572%, 2/11/31 (11) 2,800,000 2,690
Wells Fargo, VR, 2.879%, 10/30/30 (11) 1,150,000 1,129
Westlake, 1.625%, 7/17/29 (EUR)  215,000 235
Williams, 3.75%, 6/15/27  1,005,000 1,046
Williams, 5.10%, 9/15/45  465,000 514
Woodside Finance, 3.65%, 3/5/25 (1) 1,345,000 1,379
Woodside Finance, 3.70%, 9/15/26 (1) 438,000 452
Woodside Finance, 3.70%, 3/15/28 (1) 750,000 768
Total Corporate Bonds (Cost $144,490) 140,789
EQUITY MUTUAL FUNDS 8.1%
T. Rowe Price Institutional Emerging Markets Equity Fund (3) 1,819,944 72,944
T. Rowe Price Multi-Strategy Total Return Fund - I Class (3) 10,355,208 102,620
T. Rowe Price Real Assets Fund - I Class (3) 1,964,294 29,248
Total Equity Mutual Funds (Cost $183,846) 204,812
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.1%
Equate Petrochemical, 4.25%, 11/3/26  850,000 880
NBN, 2.625%, 5/5/31 (1) 410,000 392
QNB Finance, 2.75%, 2/12/27  700,000 697
Saudi Arabian Oil, 3.50%, 4/16/29 (1) 700,000 721
TNB Global Ventures Capital, 3.244%, 10/19/26  700,000 715
Total Foreign Government Obligations & Municipalities (Cost
$3,497) 3,405
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.9%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A,
ARM, 1M USD LIBOR + 0.88%, 1.071%, 9/15/34 (1) 369,560 367
Angel Oak Mortgage Trust, Series 2020-5, Class A3, CMO, ARM,
2.041%, 5/25/65 (1) 93,441 93
Angel Oak Mortgage Trust, Series 2020-6, Class A3, CMO, ARM,
1.775%, 5/25/65 (1) 284,851 282
Angel Oak Mortgage Trust, Series 2022-1, Class A1, CMO, ARM,
2.881%, 12/25/66 (1) 323,420 323

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Angel Oak Mortgage Trust I, Series 2019-1, Class A2, CMO, ARM,
4.022%, 11/25/48 (1) 34,122 34
Angel Oak Mortgage Trust I, Series 2019-4, Class A3, CMO, ARM,
3.301%, 7/26/49 (1) 98,499 99
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, ARM, 1M
USD LIBOR + 1.25%, 1.441%, 9/15/32 (1) 235,000 232
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class D, ARM, 1M
USD LIBOR + 1.80%, 1.991%, 9/15/32 (1) 285,000 279
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX,
Class B, ARM, 1M USD LIBOR + 1.45%, 1.641%, 9/15/38 (1) 290,000 286
Bayview Mortgage Fund IVc Trust, Series 2017-RT3, Class A, ARM,
3.50%, 1/28/58 (1) 133,320 133
Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class
A20, CMO, ARM, 2.50%, 6/25/51 (1) 841,735 803
Bayview MSR Opportunity Master Fund Trust, Series 2021-4, Class
A20, CMO, ARM, 2.50%, 10/25/51 (1) 566,114 541
Bayview MSR Opportunity Master Fund Trust, Series 2022-1, Class
A19, CMO, ARM, 3.00%, 12/25/51 (1) 767,895 751
Bayview MSR Opportunity Master Fund Trust, Series 2022-2, Class
A5, CMO, ARM, 2.50%, 12/25/51 (1) 547,667 539
Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1,
Class A1, ARM, 3.00%, 3/28/57 (1) 19,853 20
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4,
Class A, ARM, 3.50%, 1/28/55 (1) 33,877 34
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
USD LIBOR + 2.16%, 2.351%, 11/15/34 (1) 235,000 228
Benchmark Mortgage Trust, Series 2018-B1, Class AM, ARM,
3.878%, 1/15/51  295,000 308
BFLD, Series 2019-DPLO, Class C, ARM, 1M USD LIBOR + 1.54%,
1.731%, 10/15/34 (1) 750,000 737
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 323,981 316
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1,
CMO, ARM, 1.699%, 4/25/60 (1) 608,051 603
BX Commercial Mortgage Trust, Series 2021-21M, Class C, ARM,
1M USD LIBOR + 1.177%, 1.368%, 10/15/36 (1) 290,000 276
BX Trust, Series 2021-ARIA, Class B, ARM, 1M USD LIBOR +
1.297%, 1.488%, 10/15/36 (1) 410,000 402
BX Trust, Series 2021-ARIA, Class C, ARM, 1M USD LIBOR +
1.646%, 1.837%, 10/15/36 (1) 420,000 411
BX Trust, Series 2021-LGCY, Class C, ARM, 1M USD LIBOR +
1.004%, 1.195%, 10/15/23 (1) 345,000 329
CIM Trust, Series 2019-INV3, Class A15, CMO, ARM, 3.50%,
8/25/49 (1) 84,586 85
CIM Trust, Series 2020-INV1, Class A2, CMO, ARM, 2.50%,
4/25/50 (1) 387,374 384

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CIM Trust, Series 2021-INV1, Class A29, CMO, ARM, 2.50%,
7/1/51 (1) 553,196 525
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class
AS, 4.026%, 5/10/47  375,000 384
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class
AS, 3.571%, 2/10/48  135,000 137
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class AS,
3.764%, 10/12/50  505,000 520
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class AS,
3.915%, 4/14/50  230,000 237
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A,
2.647%, 12/10/41 (1) 950,000 933
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 230,000 227
Cold Storage Trust, Series 2020-ICE5, Class C, ARM, 1M USD
LIBOR + 1.65%, 1.841%, 11/15/37 (1) 231,003 228
COLT Mortgage Loan Trust, Series 2020-3, Class A1, CMO, ARM,
1.506%, 4/27/65 (1) 70,498 70
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO, ARM,
2.38%, 4/27/65 (1) 111,321 111
Commercial Mortgage Trust, Series 2015-CR24, Class A5,
3.696%, 8/10/48  1,005,000 1,035
Commercial Mortgage Trust, Series 2015-CR24, Class AM, ARM,
4.028%, 8/10/48  265,000 274
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  286,977 292
Connecticut Avenue Securities, Series 2017-C02, Class 2ED3,
CMO, ARM, 1M USD LIBOR + 1.35%, 1.537%, 9/25/29  46,756 47
Connecticut Avenue Securities, Series 2017-C04, Class 2ED2,
CMO, ARM, 1M USD LIBOR + 1.10%, 1.287%, 11/25/29  687,491 688
Connecticut Avenue Securities, Series 2017-C06, Class 1M2B,
CMO, ARM, 1M USD LIBOR + 2.65%, 2.837%, 2/25/30  500,000 505
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, 1M USD LIBOR + 1.00%, 1.187%, 2/25/30  331,960 331
Connecticut Avenue Securities, Series 2018-C01, Class 1ED2,
CMO, ARM, 1M USD LIBOR + 0.85%, 1.037%, 7/25/30  509,286 508
Connecticut Avenue Securities, Series 2022-R02, Class 2M1,
CMO, ARM, SOFR30A + 1.20%, 1.249%, 1/25/42 (1) 1,239,548 1,237
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5,
3.09%, 1/15/49  345,000 349
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class AS,
3.278%, 9/15/52  280,000 281
DBCG Mortgage Trust, Series 2017-BBG, Class A, ARM, 1M USD
LIBOR + 0.70%, 0.891%, 6/15/34 (1) 360,000 355
DC Office Trust, Series 2019-MTC, Class D, ARM, 3.072%,
9/15/45 (1) 510,000 463

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Deephaven Residential Mortgage Trust, Series 2021-2, Class A2,
CMO, ARM, 1.209%, 4/25/66 (1) 186,651 181
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A,
ARM, 3.555%, 9/10/35 (1) 205,000 210
Ellington Financial Mortgage Trust, Series 2019-2, Class A1, CMO,
ARM, 2.739%, 11/25/59 (1) 137,206 137
Ellington Financial Mortgage Trust, Series 2021-2, Class A2, CMO,
ARM, 1.085%, 6/25/66 (1) 341,009 331
Ellington Financial Mortgage Trust, Series 2021-3, Class A1, CMO,
ARM, 1.241%, 9/25/66 (1) 333,278 318
FirstKey Mortgage Trust, Series 2014-1, Class B2, CMO, ARM,
3.893%, 11/25/44 (1) 95,675 96
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO, ARM,
1M USD LIBOR + 0.85%, 1.037%, 3/25/50 (1) 100,631 100
FREMF Mortgage Trust, Series 2018-K731, Class B, ARM, 3.934%,
2/25/25 (1) 705,000 728
FREMF Mortgage Trust, Series 2019-K92, Class B, ARM, 4.194%,
5/25/52 (1) 245,000 261
FREMF Mortgage Trust, Series 2019-K94, Class B, ARM, 3.965%,
7/25/52 (1) 300,000 313
FREMF Mortgage Trust, Series 2019-K98, Class B, ARM, 3.737%,
10/25/52 (1) 505,000 523
FWD Securitization Trust, Series 2020-INV1, Class A3, CMO, ARM,
2.44%, 1/25/50 (1) 173,717 171
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (1) 59,265 59
Galton Funding Mortgage Trust, Series 2018-2, Class A22, CMO,
ARM, 4.00%, 10/25/58 (1) 53,121 53
Galton Funding Mortgage Trust, Series 2019-H1, Class A3, CMO,
ARM, 2.964%, 10/25/59 (1) 463,434 463
Galton Funding Mortgage Trust, Series 2020-H1, Class A1, CMO,
ARM, 2.31%, 1/25/60 (1) 44,741 45
Goldman Sachs Mortgage Securities Trust, Series 2015-GC28,
Class AS, 3.759%, 2/10/48  415,000 425
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M USD
LIBOR + 1.633%, 1.824%, 12/15/36 (1) 425,000 418
GS Mortgage Securities Trust, Series 2013-GC16, Class B, ARM,
5.161%, 11/10/46  1,280,000 1,304
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class
2A1, CMO, ARM, 1.625%, 7/25/44 (1) 7,862 8
GS Mortgage-Backed Securities Trust, Series 2019-PJ1, Class A8,
CMO, ARM, 4.00%, 8/25/49 (1) 59,115 59
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.959%, 10/25/50 (1) 277,585 275
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class A4,
CMO, ARM, 2.50%, 11/25/51 (1) 421,954 399

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
CMO, ARM, 2.50%, 2/25/52 (1) 434,812 412
Homeward Opportunities Fund I Trust, Series 2020-2, Class A1,
CMO, ARM, 1.657%, 5/25/65 (1) 102,006 102
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, CMO,
ARM, 2.50%, 7/25/51 (1) 803,556 766
Hundred Acre Wood Trust, Series 2021-INV2, Class A27, CMO,
ARM, 2.50%, 10/25/51 (1) 252,985 241
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1, CMO,
ARM, 1.073%, 9/25/56 (1) 226,709 214
Independence Plaza Trust, Series 2018-INDP, Class C, 4.158%,
7/10/35 (1) 895,000 899
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 190,000 194
JPMorgan Mortgage Trust, Series 2019-INV2, Class A3, CMO,
ARM, 3.50%, 2/25/50 (1) 65,887 66
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 126,691 127
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 146,695 147
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM,
3.609%, 12/25/50 (1) 304,411 300
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 125,095 126
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50 (1) 23,276 23
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 54,456 55
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO,
ARM, 3.295%, 6/25/50 (1) 314,314 314
MetLife Securitization Trust, Series 2018-1A, Class A, CMO, ARM,
3.75%, 3/25/57 (1) 264,147 270
MFA Trust, Series 2021-NQM2, Class A1, CMO, ARM, 1.029%,
11/25/64 (1) 242,719 237
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, ARM,
2.75%, 7/25/59 (1) 55,925 56
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-
C18, Class 300A, 3.749%, 8/15/31  255,000 256
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C24, Class AS, ARM, 4.036%, 5/15/48  125,000 129
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C27, Class AS, 4.068%, 12/15/47  375,000 389
Morgan Stanley Capital I Trust, Series 2015-MS1, Class AS, ARM,
4.031%, 5/15/48  45,000 47
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class
A1, CMO, ARM, 2.71%, 11/25/59 (1) 290,545 291

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
New Residential Mortgage Loan Trust, Series 2020-NQM1, Class
A1, CMO, ARM, 2.464%, 1/26/60 (1) 152,334 152
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A2,
CMO, ARM, 2.50%, 9/25/51 (1) 424,851 408
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A4,
CMO, ARM, 2.50%, 9/25/51 (1) 335,161 321
OBX Trust, Series 2019-EXP2, Class 1A3, CMO, ARM, 4.00%,
6/25/59 (1) 121,891 122
OBX Trust, Series 2019-EXP3, Class 1A8, CMO, ARM, 3.50%,
10/25/59 (1) 100,231 100
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 284,260 283
OBX Trust, Series 2020-EXP1, Class 2A1, CMO, ARM, 1M USD
LIBOR + 0.75%, 0.937%, 2/25/60 (1) 42,195 42
OBX Trust, Series 2020-EXP2, Class A8, CMO, ARM, 3.00%,
5/25/60 (1) 329,969 330
OBX Trust, Series 2021-NQM3, Class A1, CMO, ARM, 1.054%,
7/25/61 (1) 325,087 314
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.458%, 4/25/43  223,078 224
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.802%, 8/25/47 (1) 252,952 252
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 70,474 71
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO, ARM,
3.50%, 3/25/48 (1) 22,350 22
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 54,583 55
Sequoia Mortgage Trust, Series 2018-CH4, Class A2, CMO, ARM,
4.00%, 10/25/48 (1) 39,516 40
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 37,005 37
SMRT, Series 2022-MINI, Class C, ARM, 1M SOFR + 1.55%,
1.65%, 1/15/24 (1) 540,000 526
Structured Agency Credit Risk Debt Notes, Series 2018-DNA2,
Class M1, CMO, ARM, 1M USD LIBOR + 0.80%, 0.987%,
12/25/30 (1) 47,813 48
Structured Agency Credit Risk Debt Notes, Series 2018-HQA1,
Class M2AS, CMO, ARM, 1M USD LIBOR + 1.10%, 1.287%,
9/25/30  297,750 297
Structured Agency Credit Risk Debt Notes, Series 2018-HRP2,
Class M2, CMO, ARM, 1M USD LIBOR + 1.25%, 1.437%,
2/25/47 (1) 243,595 243
Structured Agency Credit Risk Debt Notes, Series 2020-DNA5,
Class M2, CMO, ARM, SOFR30A + 2.80%, 2.849%, 10/25/50 (1) 332,221 334
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M2, CMO, ARM, SOFR30A + 2.30%, 2.349%, 8/25/33 (1) 240,000 243

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Structured Agency Credit Risk Debt Notes, Series 2021-DNA5,
Class M2, CMO, ARM, SOFR30A + 1.65%, 1.699%, 1/25/34 (1) 245,000 241
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7,
Class M2, CMO, ARM, SOFR30A + 1.80%, 1.849%, 11/25/41 (1) 515,000 497
Structured Agency Credit Risk Debt Notes, Series 2021-HQA3,
Class M1, CMO, ARM, SOFR30A + 0.85%, 0.899%, 9/25/41 (1) 385,000 381
Structured Agency Credit Risk Debt Notes, Series 2021-HQA4,
Class M1, CMO, ARM, SOFR30A + 0.95%, 0.999%, 12/25/41 (1) 635,000 626
Structured Agency Credit Risk Debt Notes, Series 2022-DNA1,
Class M1B, CMO, ARM, SOFR30A + 1.85%, 1.899%, 1/25/42 (1) 495,000 487
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M1B, CMO, ARM, SOFR30A + 2.40%, 2.449%, 2/25/42 (1) 1,230,000 1,224
Toorak Mortgage, Series 2021-INV1, Class A1, CMO, ARM,
1.153%, 7/25/56 (1) 327,483 316
Towd Point Mortgage Trust, Series 2015-4, Class M1, ARM, 3.75%,
4/25/55 (1) 507,364 510
Towd Point Mortgage Trust, Series 2016-1, Class A3B, ARM,
3.00%, 2/25/55 (1) 26,510 27
Towd Point Mortgage Trust, Series 2016-2, Class A1A, ARM,
2.75%, 8/25/55 (1) 9,777 10
Towd Point Mortgage Trust, Series 2016-4, Class A1, ARM, 2.25%,
7/25/56 (1) 23,738 24
Towd Point Mortgage Trust, Series 2017-1, Class A1, ARM, 2.75%,
10/25/56 (1) 49,033 49
Towd Point Mortgage Trust, Series 2017-2, Class A1, ARM, 2.75%,
4/25/57 (1) 17,531 18
Towd Point Mortgage Trust, Series 2017-5, Class A1, ARM, 1M
USD LIBOR + 0.60%, 0.787%, 2/25/57 (1) 59,702 60
Towd Point Mortgage Trust, Series 2018-3, Class A1, ARM, 3.75%,
5/25/58 (1) 298,731 305
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO, ARM,
2.50%, 9/25/51 (1) 433,562 412
Verus Securitization Trust, Series 2019-3, Class A3, CMO, STEP,
3.04%, 7/25/59 (1) 159,893 160
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59 (1) 84,783 85
Verus Securitization Trust, Series 2019-INV2, Class A2, CMO,
ARM, 3.117%, 7/25/59 (1) 348,497 350
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 2.692%, 11/25/59 (1) 398,710 399
Verus Securitization Trust, Series 2020-1, Class A3, CMO, STEP,
2.724%, 1/25/60 (1) 398,100 402
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.889%, 3/25/60 (1) 100,000 101
Verus Securitization Trust, Series 2021-5, Class A2, CMO, ARM,
1.218%, 9/25/66 (1) 303,775 291

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vista Point Securitization Trust, Series 2020-1, Class A1, CMO,
ARM, 1.763%, 3/25/65 (1) 60,048 60
Vista Point Securitization Trust, Series 2020-2, Class M1, CMO,
ARM, 3.401%, 4/25/65 (1) 305,000 302
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class
B, 4.025%, 9/15/50  1,335,000 1,358
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR,
Class A, ARM, 2.501%, 9/15/31 (1) 695,000 674
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class
C, ARM, 1M USD LIBOR + 1.80%, 1.991%, 2/15/40 (1) 299,977 294
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1,
Class A17, CMO, ARM, 2.50%, 12/25/50 (1) 778,946 744
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class AS,
ARM, 4.069%, 9/15/57  525,000 540
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 485,000 495
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$47,914) 47,076
PRIVATE INVESTMENT COMPANIES 6.4%
Blackstone Partners Offshore Fund (5)(8) 77,019 162,477
Total Private Investment Companies (Cost $128,982) 162,477
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 4.5%
U.S. Government Agency Obligations 3.3%
Federal Home Loan Mortgage
2.50%, 4/1/30  194,581 198
3.00%, 12/1/42 - 4/1/47  893,821 919
3.50%, 8/1/42 - 3/1/44  540,780 568
4.00%, 8/1/40 - 9/1/45  439,774 471
4.50%, 9/1/23 - 10/1/41  340,241 369
5.00%, 7/1/25 - 8/1/40  235,400 262
5.50%, 10/1/38  74,819 84
6.00%, 8/1/22 - 8/1/38  67,935 76
6.50%, 3/1/32 - 9/1/34  22,761 26
7.00%, 4/1/32 - 6/1/32  2,327 2
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 1.975%, 7/1/35  799 1
12M USD LIBOR + 1.785%, 2.035%, 2/1/37  1,523 2
12M USD LIBOR + 1.83%, 2.204%, 2/1/37  8,544 9
12M USD LIBOR + 1.842%, 2.091%, 1/1/37  6,231 6
12M USD LIBOR + 1.929%, 2.185%, 12/1/36  4,910 5

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
12M USD LIBOR + 2.03%, 2.275%, 11/1/36  7,835 8
12M USD LIBOR + 2.162%, 2.489%, 2/1/37  11,125 12
1Y CMT + 2.25%, 2.338%, 10/1/36  2,606 3
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  303,365 44
Federal Home Loan Mortgage, UMBS
2.00%, 3/1/42 - 12/1/51  2,085,620 2,015
2.50%, 5/1/51 - 1/1/52  2,038,577 2,020
3.00%, 5/1/31 - 12/1/50  701,363 720
3.50%, 11/1/47 - 11/1/50  957,460 998
4.00%, 12/1/49 - 2/1/50  694,933 730
4.50%, 5/1/50  75,514 80
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  112,204 115
3.50%, 6/1/42 - 5/1/46  1,127,608 1,185
4.00%, 11/1/40  338,517 358
Federal National Mortgage Assn., ARM, 12M USD LIBOR +
1.881%, 2.131%, 8/1/36  8,360 8
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  1,504 —
Federal National Mortgage Assn., UMBS
2.00%, 12/1/51  1,777,548 1,707
2.50%, 8/1/30 - 2/1/52  7,855,270 7,782
3.00%, 1/1/27 - 10/1/51  11,187,184 11,480
3.50%, 11/1/32 - 7/1/50  5,541,094 5,778
4.00%, 11/1/40 - 12/1/49  3,980,547 4,215
4.50%, 10/1/26 - 5/1/50  2,383,557 2,568
5.00%, 9/1/23 - 12/1/47  535,791 595
5.50%, 12/1/34 - 9/1/41  569,103 638
6.00%, 8/1/22 - 1/1/41  500,094 568
6.50%, 7/1/32 - 5/1/40  172,896 195
7.00%, 1/1/31 - 7/1/32  2,975 3
UMBS, TBA (12)
2.00%, 3/1/52  19,740,000 18,935
2.50%, 3/1/37 - 3/1/52  10,865,000 10,771
3.00%, 3/1/52  1,735,000 1,752
3.50%, 3/1/52  1,675,000 1,725
4.00%, 3/1/52  1,590,000 1,660
4.50%, 3/1/52  1,530,000 1,615
83,281
U.S. Government Obligations 1.2%
Government National Mortgage Assn.
2.50%, 8/20/50 - 12/20/51  6,014,176 6,019
3.00%, 7/15/43 - 7/20/51  4,099,703 4,205
3.50%, 8/20/42 - 8/20/51  4,745,675 4,962
4.00%, 2/20/41 - 10/20/50  1,568,610 1,653
4.50%, 11/20/39 - 9/20/47  756,187 824

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
5.00%, 7/20/39 - 6/20/48  1,253,782 1,371
5.50%, 1/20/36 - 3/20/49  797,238 868
6.00%, 4/15/36 - 12/20/38  28,861 33
7.00%, 2/20/27 - 7/20/27  2,696 3
7.50%, 12/15/25 - 6/15/32  4,649 5
8.00%, 10/20/25  180 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  100,390 102
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  63,674 10
4.00%, 5/20/37 - 2/20/43  92,033 6
4.50%, 12/20/39  1,635 —
Government National Mortgage Assn., TBA (12)
2.00%, 3/20/52  4,185,000 4,091
3.00%, 3/20/52  3,745,000 3,807
3.50%, 3/20/52  1,854,000 1,913
29,872
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $114,034) 113,153
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 5.5%
U.S. Treasury Obligations 5.5%
U.S. Treasury Bonds, 1.875%, 11/15/51  7,785,000 7,266
U.S. Treasury Bonds, 2.00%, 11/15/41  12,365,000 11,832
U.S. Treasury Bonds, 2.00%, 8/15/51 (13) 5,225,000 5,010
U.S. Treasury Bonds, 2.25%, 2/15/52  4,480,000 4,563
U.S. Treasury Bonds, 2.375%, 2/15/42  7,850,000 8,018
U.S. Treasury Notes, 0.125%, 1/15/24 (13) 14,840,000 14,478
U.S. Treasury Notes, 0.125%, 2/15/24  4,265,000 4,155
U.S. Treasury Notes, 0.25%, 3/15/24  13,305,000 12,970
U.S. Treasury Notes, 0.25%, 5/15/24  1,530,000 1,487
U.S. Treasury Notes, 0.25%, 6/15/24  3,300,000 3,203
U.S. Treasury Notes, 0.375%, 7/15/24  4,530,000 4,405
U.S. Treasury Notes, 0.375%, 9/15/24  7,725,000 7,490
U.S. Treasury Notes, 0.625%, 8/15/54  7,565,000 7,375
U.S. Treasury Notes, 1.00%, 12/15/24  4,930,000 4,847
U.S. Treasury Notes, 1.125%, 1/15/25  11,995,000 11,824
U.S. Treasury Notes, 1.25%, 11/30/26  11,690,000 11,427
U.S. Treasury Notes, 1.25%, 12/31/26  8,120,000 7,935
U.S. Treasury Notes, 1.50%, 1/31/27  11,080,000 10,952

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
139,237
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $142,616) 139,237
SHORT-TERM INVESTMENTS 6.5%
Money Market Funds 6.5%
T. Rowe Price Treasury Reserve Fund, 0.10% (3)(14) 164,943,566 164,944
Total Short-Term Investments (Cost $164,944) 164,944
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 0.12% (3)(14) 4,659,702 4,660
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 4,660
Total Securities Lending Collateral (Cost $4,660) 4,660
Total Investments in Securities 102.0%
(Cost $2,235,855) $ 2,584,671
Other Assets Less Liabilities (2.0)% (50,214)
Net Assets 100.0% $ 2,534,457
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$99,141 and represents 3.9% of net assets.
(2) All or a portion of this loan is unsettled as of February 28, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies
(4) SEC 30-day yield
(5) Non-income producing
(6) All or a portion of this security is pledged to cover or as collateral for written call options at February 28, 2022.

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $9,076 and represents 0.4% of net assets.
(8) Level 3 in fair value hierarchy.
(9) All or a portion of this security is on loan at February 28, 2022.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(12) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $46,269 and represents 1.8% of net assets.
(13) At February 28, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(14) Seven-day yield
1M SOFR One month SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M SOFR Three month Term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
Exchange-Traded Options Written (0.1)%
Description Contracts
Notional
Amount $ Value
S&P 500 Index, Call, 4/14/22 @ $4,350.00 164 71,733 (2,555)
Total Options Written (Premiums $(2,323)) $ (2,555)

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, A*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) * 112 2 2 —
Total Bilateral Credit Default Swaps, Protection Sold 2 —
Total Bilateral Swaps 2 —
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S37, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/26 * 4,580 303 436 (133)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S37, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/26 * 6,750 114 150 (36)
Protection Sold (Relevant Credit: Republic
of Chile, A1*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/26 * 2,673 26 30 (4)
Protection Sold (Relevant Credit: Republic
of Indonesia, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/26 * 4,006 (21) 40 (61)

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: United
Mexican States, Baa1*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/26 * 6,650 (34) 29 (63)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (297)
Total Centrally Cleared Swaps (297)
Net payments (receipts) of variation margin to date 258
Variation margin receivable (payable) on centrally cleared swaps $ (39)
* Credit ratings as of February 28, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/22/22 AUD 2,220 USD 1,616 $ (3)
Bank of America 4/22/22 USD 1,582 AUD 2,220 (32)
Citibank 5/20/22 USD 1,844 SEK 17,130 32
Goldman Sachs 4/22/22 USD 2,334 JPY 268,425 (3)
State Street 5/20/22 USD 1,773 EUR 1,556 23
UBS Investment Bank 5/20/22 USD 2,408 EUR 2,114 30
Net unrealized gain (loss) on open forward
currency exchange contracts $ 47

T. ROWE PRICE Spectrum Conservative Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 53 MSCI EAFE Index contracts 3/22 (5,724) $ 301
Long, 104 S&P 500 E-Mini Index contracts 3/22 22,714 57
Long, 78 U.S. Treasury Long Bond contracts 6/22 12,222 163
Short, 732 U.S. Treasury Notes five year contracts 6/22 (86,582) (378)
Long, 132 U.S. Treasury Notes ten year contracts 6/22 16,822 60
Long, 145 U.S. Treasury Notes two year contracts 6/22 31,208 52
Long, 172 Ultra U.S. Treasury Bonds contracts 6/22 31,981 332
Long, 95 Ultra U.S. Treasury Notes ten year contracts 6/22 13,426 118
Net payments (receipts) of variation margin to date 1
Variation margin receivable (payable) on open futures contracts $ 706

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 3.53%  $ 1,249 $ (8,560) $ 3,431
T. Rowe Price Inflation Protected Bond Fund - I
Class, 2.20%  — (1) —
T. Rowe Price Institutional Emerging Markets
Bond Fund, 5.09%  — (17,268) 4,108
T. Rowe Price Institutional Emerging Markets
Equity Fund  1,763 (19,030) 583
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 3.51%  — (853) 2,197
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 5.30%  — (5,293) 4,724
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 1.79%  1,913 (7,518) 1,862
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 1.66%  300 (663) 1,009
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  2,393 (8,946) 499
T. Rowe Price Real Assets Fund - I Class  233 134 596
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 2.04%  — (709) 181
T. Rowe Price Government Reserve Fund, 0.12% — — —++
T. Rowe Price Treasury Reserve Fund, 0.10% — — 103
T. Rowe Price Short-Term Fund — — —++
Totals $ 7,851# $ (68,707) $ 19,293+

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
02/28/22
T. Rowe Price Dynamic Global
Bond Fund - I Class, 3.53%  $ 214,949 $ 5,564 $ 44,893 $ 167,060
T. Rowe Price Inflation
Protected Bond Fund - I Class,
2.20%  8 1 — 8
T. Rowe Price Institutional
Emerging Markets Bond Fund,
5.09%  125,108 7,894 — 115,734
T. Rowe Price Institutional
Emerging Markets Equity Fund  80,578 11,396 — 72,944
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 3.51%  70,171 15,395 — 84,713
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
5.30%  115,716 7,689 — 118,112
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 1.79%  154,219 6,269 — 152,970
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 1.66%  28,067 11,751 6,693 32,462
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  — 111,566 — 102,620
T. Rowe Price Real Assets Fund
- I Class  30,285 596 1,767 29,248
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I Class,
2.04%  8,190 11,930 — 19,411
T. Rowe Price Treasury Reserve
Fund, 0.10% 322,038  ¤  ¤ 164,944
T. Rowe Price Government
Reserve Fund, 0.12% —  ¤  ¤ 4,660
T. Rowe Price Short-Term Fund 7,472  ¤  ¤ —
Total $ 1,064,886^

T. ROWE PRICE Spectrum Conservative Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from mutual funds represented $8,454 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $19,293 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,072,649.

T. ROWE PRICE Spectrum Conservative Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Conservative Allocation Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Spectrum Conservative Allocation Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 482,542 $ — $ 482,542
Bond Mutual Funds 690,470 — — 690,470
Common Stocks 655,524 213,547 1,273 870,344
Convertible Preferred Stocks — 314 4,108 4,422
Equity Mutual Funds 204,812 — — 204,812
Private Investment Companies — — 162,477 162,477
Short-Term Investments 164,944 — — 164,944
Securities Lending Collateral 4,660 — — 4,660
Total Securities 1,720,410 696,403 167,858 2,584,671
Swaps — 2 — 2
Forward Currency Exchange
Contracts — 85 — 85
Futures Contracts* 1,083 — — 1,083
Total $ 1,721,493 $ 696,490 $ 167,858 $ 2,585,841
Liabilities
Options Written $ — $ 2,555 $ — $ 2,555
Swaps* — 297 — 297
Forward Currency Exchange
Contracts — 38 — 38
Futures Contracts* 378 — — 378
Total $ 378 $ 2,890 $ — $ 3,268
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 28, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at February 28, 2022, totaled $34,389,000 for the period ended
February 28, 2022.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
5/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
2/28/22
Investment in Securities
Common Stocks $ 1,446 $ (323) $ 559 $ (409) $ 1,273
Convertible Preferred Stocks 5,336 (277) 880 (1,831) 4,108
Private Investment Companies 130,748 4,229 156,482 (128,982) 162,477
Total $ 137,530 $ 3,629 $ 157,921 $ (131,222) $ 167,858
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 1,273 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
3%
– 10%
9% Decrease
Market
comparable
Enterprise
value to sales
multiple
4.8x
– 22.9x
15.4x Increase
Sales growth
rate
35%
– 56%
52% Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to
EBITDA
multiple
12.5x 12.5x Increase
Enterprise
value to gross
profit multiple
9.5x
–29.7x
21.2x Increase
Gross profit
growth rate
36%
- 56%
54% Increase
Enterprise
value to
EBITDA
multiple
10.5x 10.5x Increase
Price to
tangible book
value multiple
1.3x
– 1.5x
1.4x Increase
Tangible book
value growth
rate
(8%)
- 15%
9% Increase
Segment-
based price-
to-earnings
multiple
9.5x
– 36.8x
19.6x Increase
Whole
company
price-to-
earnings
multiple
18.1x 18.1x Increase
Discount
for lack of
collectability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 3% 3% Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Volatility 46% 46% Increase
Discount
for lack of
marketability
10% 10% Decrease
Expected
present value
Discount rate
for cost of
equity
20% 20% Decrease
Convertible
Preferred
Stocks
$ 4,108 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
3.5x
– 22.9x
6.6x Increase
Sales growth
rate
27%
- 59%
34% Increase
Enterprise
value to gross
profit multiple
9.3x
– 29.7x
13.4x Increase
Gross profit
growth rate
30%
- 59%
46% Increase
Enterprise
value to
EBITDA
multiple
21.0x 21.0x Increase
Discount
for lack of
marketability
10% 10% Decrease
Private
Investment
Companies
$ 162,477 Rollforward of
Investee NAV
Estimated
return
0.95% 0.95% Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F101-054Q3 02/22